Common Shares (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Share Capital
Authorized share capital

	June 30, 2025	December 31, 2024
(Number of shares of $0.10 each)
Authorized shares	315,000,000	315,000,000

Issued and outstanding share capital

	June 30, 2025	December 31, 2024
(Number of shares of $0.10 each)
Issued (1)	244,400,000	264,080,391
Treasury shares (2)	8,175,134	19,153,570
Outstanding	236,224,866	244,926,821
(1) The movement in issued share capital for the six months ended June 30, 2025 relates to the cancellation of 19,680,391 shares.
(2) The movement in treasury shares for the six months ended June 30, 2025 relates to the cancellation of 19,680,391 shares, the return of 8,651,955 shares under the Share Lending Agreement and the repurchase of 50,000 shares on the OSE at an aggregate price of $0.2 million, which was cash settled in January 2025.

Schedule of Cash Distributions
During the six months ended June 30, 2025 and 2024, the Company declared the following cash distributions from the Company's contributed surplus account.

Date of Cash Distribution Declaration	Date of Payment to Shareholder (1)	Cash Distribution per Share ($)	Total Cash Distributions ($ millions)
February 19, 2025	March 19, 2025	0.02	4.7

Date of Cash Distribution Declaration	Date of Payment to Shareholder (1)	Cash Distribution per Share ($)	Total Cash Distributions ($ millions)
February 22, 2024	March, 18 2024	0.05	11.9
May 22, 2024	June 17, 2024	0.10	23.9